17. Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Share Based Payments
Assumptions of Options Granted

	2019	2018
Fair value at grant date	$2.10	$1.20
Share price at grant date	$1.44	$1.91
Exercise price	$1.44	$1.92
Expected volatility	82%	72%
Expected life	5.9	5.9
Expected dividends	0.00	0.00
Risk-free interest rate	2.09%	0.34%